Related Party Transactions	9 Months Ended
Jun. 30, 2026
Disclosure of Related Party Explanatory [Abstract]
Related Party Transactions

20. RELATED PARTY TRANSACTIONS

In the course of the Company’s ordinary business activities, the Company enters into related party transactions with its shareholders and key management personnel.

Parent and ultimate controlling party

The ultimate controlling party of the Company is L Catterton.

Transactions with key management personnel

Key management compensation

Key management personnel for the periods presented consisted of our Chief Executive Officer, Chief Financial Officer, Chief Communications Officer, Chief Legal Officer, Chief Product Officer, Chief Sales Officer, the former Chief Technical Operations Officer (for the comparative period), President EMEA, President Americas and the board of directors.

Key management compensation is comprised of the following:

	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
Short-term employee benefits	5,312	4,764	15,760	14,254
Long-term employee benefits	—	105	—	329
Post-employment benefits	164	166	653	608
Termination benefits	—	—	—	476
Share-based compensation	37	38	257	281
Total	5,513	5,073	16,670	15,948

During the three and nine months ended June 30, 2026, director compensation amounted to €0.1 million and €0.3 million, respectively. During the three and nine months ended June 30, 2025, director compensation amounted to €0.2 million and €0.4 million, respectively. Additionally, certain non-employee directors are granted restricted share units ("RSUs") annually with a total grant date value of €0.3 million. During the three months ended June 30, 2026 and 2025, the Company incurred less than €0.1 million in RSU-related expenses. During the nine months ended June 30, 2026 and 2025, the Company incurred €0.3 million in RSU-related expenses.

Key management personnel transactions

The Company maintains a long-term business relationship related to the production of advertising content with a model agency owned by a family member of our Chief Executive Officer. During the nine months ended June 30, 2026 and 2025, the Company incurred less than €0.1 million in marketing expenses. No marketing expenses were incurred during the three months ended June 30, 2026 and 2025.

The Company leased administrative buildings from Ockenfels Group GmbH & Co. KG (“Ockenfels”), an entity managed by our Chief Executive Officer and controlled by AB-Beteiligungs GmbH and CB Beteiligungs GmbH & Co. KG, (collectively, the "Predecessor Shareholders"). The lease liability amounted to €2.7 million and €0.9 million as of June 30, 2026 and September 30, 2025, respectively. The corresponding right-of-use assets amounted to €0.5 million and €0.8 million as of June 30, 2026 and September 30, 2025, respectively. Additionally, as of June 30, 2026 and September 30, 2025, the Company also had payables due to Ockenfels in the amount of €1.8 million (Other financial liabilities - current), relating to taxes from activities prior to the Transaction, which was received on behalf of the Predecessor Shareholders.

As of June 30, 2026 and September 30, 2025, the Company had outstanding receivables of €9.8 million (Other current assets) due from Ockenfels, predominantly relating to trade and value added taxes in connection with the Transaction in 2021 and to be reimbursed by Ockenfels in accordance with the agreements governing the Transaction.

Other related party transactions

Transactions with other related parties primarily consisted of consulting fees for management services provided by and expenses reimbursed to L Catterton Management Company LLC and other entities affiliated with L Catterton. The Company incurred €0.1 million and €0.2 million in expenses the three and nine months ended June 30, 2026, respectively. For the the three and nine months ended June 30, 2025, the Company incurred €0.1 million and €0.3 million, respectively.

The Company recognized less than €0.1 million and €0.3 million in sales from LVMH affiliated entities during each of the three and nine months ended June 30, 2026, respectively. During the three and nine months ended June 30, 2025, the Company recognized €0.1 million and €0.5 million in sales from LVMH affiliated entities, respectively. The Company and LVMH are related as a director of the Company is also a director of LVMH.

As of June 30, 2026, the Company has a lease liability of €0.9 million owed to CB Beteiligungs GmbH & Co. KG and €0.8 million as of September 30, 2025. The corresponding right-of-use asset amounted to €0.9 million and €0.7 million as of June 30, 2026 and September 30, 2025, respectively.

During the three and nine months ended June 30, 2026, the Company entered into leases with Value Retail Limited affiliated entities and made lease payments in the amount of €0.5 million and €1.1 million, respectively. As of June 30, 2026, the lease liability amounted to €8.1 million. The corresponding right-of-use assets amounted to €7.9 million as of June 30, 2026. The Company and Value Retail Limited are related as directors of the Company are also directors of Value Retail Limited.

As described in Note 10 - Equity, the Company repurchased 3,927,344 ordinary shares from MidCo for €176.4 million during the year ended September 30, 2025.

As described in Note 13 - Tax Receivable Agreement, in October 2023 the Company entered into the TRA with the pre-IPO shareholder MidCo. The outstanding balance of the TRA liability (current and non-current portion) as of June 30, 2026 was €361.3 million and €356.8 million as of September 30, 2025. During the nine months ended June 30, 2026, USD $17.3 million (€14.6 million) of the USD tranche was paid to MidCo. No payments were made during the three months ended June 30, 2026 and the three and nine months ended June 30, 2025.